Consolidated Statements of Cash Flows (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Of Cash Flows [Line Items]
Dividends payable	R$ 3,791	R$ 3,791
Business combination contingent consideration payable	210,666	R$ 64,370
Issuance Of Shares As Part Of Business Combination	R$ 692,156